Finance expense	12 Months Ended
Mar. 31, 2018
Disclosure Of Finance Income Expense [Abstract]
Finance expense

24. Finance expense

Year ended 31 March	2018 £m	2017 £m	2016 £m

Finance expense
Interest on:
Financial liabilities at amortised cost and associated derivatives	478	567	489
Finance leases	16	15	14
Derivatives	14	12	11
Fair value movements on derivatives not in a designated hedge relationship	1	(2)	(5)
Reclassification of cash flow hedge from other comprehensive income	34	(1)	3
Unwinding of discount on provisions	15	16	8
Interest payable on ultimate parent company borrowings	18	25	20
Total finance expense before specific items	576	632	540
Specific items (note 8)	218	210	229
Total finance expense	794	842	769

Year ended 31 March	2018 £m	2017 £m	2016 £m
Finance income
Interest on available-for-sale investments	5	6	8
Interest on loans and receivables	7	7	6
Other interest and similar income	–	–	23
Interest income on loans to immediate and ultimate parent company	203	219	352
Total finance income	215	232	389

Year ended 31 March	2018 £m	2017 £m	2016 £m
Net finance expense before specific items	361	400	151
Specific items (note 8)	218	210	229
Net finance expense	579	610	380